DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	Jun. 30, 2021
Luduson Holding [Member]
Ownership percentage	100.00%
Luduson Entertainment [Member]
Ownership percentage	100.00%
G Music Asia [Member]
Ownership percentage	100.00%